Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC
Segment Reporting [Line Items]
Schedule of Segment Reporting Information For the Period
The following table represents our segment information for the three and nine months ended September 30, 2020 (in thousands):

	Three Months Ended September 30, 2020			Nine Months Ended September 30, 2020
	Marketplace	Resale	Consolidated	Marketplace	Resale	Consolidated
Revenues	$(5,832)	$(1,250)	$(7,082)	$23,111	$10,571	$33,682
Cost of revenues (exclusive of depreciation and amortization shown separately below)	949	(570)	379	12,497	9,813	22,310
Marketing and selling	1,511	—	1,511	35,092	—	35,092

Contribution margin	$(8,292)	$(680)	(8,972)	$(24,478)	$758	(23,720)
General and administrative			12,854			53,452
Depreciation and amortization			80			48,057
Impairment charges			—			573,838

Loss from operations			(21,906)			(699,067)
Interest expense—net			18,310			41,076
Loss on extinguishment of debt			—			685

Net loss			$(40,216)			$(740,828)

The following table represents our segment information for the three and nine months ended September 30, 2021 (in thousands):

	Three Months Ended September 30, 2021			Nine Months Ended September 30, 2021
	Marketplace	Resale	Consolidated	Marketplace	Resale	Consolidated
Revenues	$120,465	$19,073	$139,538	$247,106	$32,044	$279,150
Cost of revenues (exclusive of depreciation and amortization shown separately below)	15,694	14,781	30,475	32,101	22,285	54,386
Marketing and selling	50,371	—	50,371	104,748	—	104,748

Contribution margin	$54,400	$4,292	58,692	$110,257	$9,759	120,016
General and administrative			42,509			87,486
Depreciation and amortization			711			1,506

Income from operations			15,472			31,024
Interest expense - net			17,319			50,477

Net loss			$(1,847)			$(19,453)

The following table represents our segment information for the year ended December 31, 2019 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$403,645	$65,280	$468,925
Cost of revenues (exclusive of depreciation and amortization shown separately below)	52,857	53,146	106,003
Marketing and selling	178,446	—	178,446

Contribution margin	$172,342	$12,134	184,476
General and administrative			101,335
Depreciation and amortization			93,078

Loss from operations			(9,937)
Interest expense — net			41,497
Loss on extinguishment of debt			2,414

Net loss			$(53,848)

The following table represents our segment information for the year ended December 31, 2020 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$23,281	$11,796	$35,077
Cost of revenues (exclusive of depreciation and amortization shown separately below)	13,741	10,949	24,690
Marketing and selling	38,121	—	38,121

Contribution margin	$(28,581)	$847	(27,734)
General and administrative			66,199
Depreciation and amortization			48,247
Impairment charges			573,838

Loss from operations			(716,018)
Interest expense — net			57,482
Loss on extinguishment of debt			685

Net loss			$(774,185)